Washington National Insurance Company
One Presidential Parkway
P.O. Box 9019
Kokomo,  IN  46904-9019
1-800-866-9922



February 26, 1998


Contract Owners
Washington National Variable Annuity Fund B


Attached is the statement of financial information for the periods ending December 31, 1997 and 1996.



/s/ Joseph P. Clarke
Vice President - Financial Reporting

Washington National Variable Annuity Fund B
December 31, 1997 and 1996


Report of Independent Accountants.......................................1
Statement of Assets and Contract Owners' Equity.........................2
Statements of Operations................................................3
Statements of Changes in Contract Owners' Equity........................4
Notes to the Financial Statements.......................................5

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REPORT OF INDEPENDENT ACCOUNTANTS


The Contract Owners of Variable Annuity Fund B and
The Board of Directors of Washington National Insurance Company

We have audited the accompanying statement of assets and contract owners' equity of Washington National Insurance Company Variable Annuity Fund B as of December 31, 1997, and the related statement of operations and statement of changes in contract owners' equity for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statement of operations and statement of changes in contract owners' equity for the year ended December 31, 1996, was audited by other auditors, whose report, dated January 25, 1997, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of portfolio shares owned at December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the December 31, 1997, financial statements referred to above present fairly, in all material respects, the financial position of Washington National Insurance Company Variable Annuity Fund B as of December 31, 1997, and the results of its operations and changes in contract owners' equity for the year then ended in conformity with generally accepted accounting principles.


                              /s/ Coopers & Lybrand L.L.P.


Indianapolis, Indiana
February 23, 1998

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Washington National Variable Annuity Fund B
Statement of Assets and Contract Owners' Equity
December 31, 1997


ASSETS
Investment in Fundamental Investors, Inc. -
  at net asset value, $27.40 a share
  (cost $293,814) - Note C                                      $ 934,829
Cash                                                               29,821
                                                                $ 964,650
CONTRACT OWNERS' EQUITY
Value of 32,319 accumulation units ($20.099895 per unit)        $ 649,604
Annuity reserves (15,674 equivalent accumulation units)           315,046
                                                                $ 964,650

                   See notes to financial statements

Washington National Variable Annuity Fund B
Statements of Operations


                                                     Year Ended December 31,
                                                       1997           1996
Investment income:
  Dividends                                          $  13,536      $  13,269
  Capital gains & distributions                         98,132         57,196
    Less mortality and expense fees - Note D            (9,237)        (8,080)
      NET INVESTMENT INCOME                            102,431         62,385

Realized and unrealized gains on investment:
  Realized gains, net - Note C                          18,557          6,436
  Unrealized gains on investment:
    End of year                                        641,015        562,645
    Beginning of year                                 (562,645)      (494,435)
      UNREALIZED GAINS, NET                             78,370         68,210
      NET REALIZED AND UNREALIZED GAINS
        ON INVESTMENT                                   96,927         74,646

          NET INCREASE IN NET ASSETS FROM
            OPERATIONS                               $ 199,358      $ 137,031


                         See notes to financial statements


Washington National Variable Annuity Fund B
Statements of Changes in Contract Owners' Equity


                                                       Year Ended December 31,
                                                          1997         1996
Additions (deductions):
  From investment activities:
    Net investment income                               $ 102,431    $  62,385
    Net realized and unrealized gains on investment        96,927       74,646
      INCREASE IN CONTRACT OWNERS' EQUITY
        FROM INVESTMENT ACTIVITIES                        199,358      137,031
  From capital transactions:
    Annuity payments                                      (52,641)     (43,617)
    Mortality assurance adjustment                         27,909       21,828
    Withdrawals and contracts surrendered                 (61,098)     (31,525)
    Death benefits                                         (8,795)        (551)
      DECREASE IN CONTRACT OWNERS' EQUITY
        FROM CAPITAL TRANSACTIONS                         (94,625)     (53,865)

      NET INCREASE IN CONTRACT OWNER'S EQUITY             104,733       83,166

Contract owners' equity:
  Beginning of year                                       859,917      776,751
  End of year                                           $ 964,650    $ 859,917

                       See notes to financial statements

                                       4

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Washington National Variable Annuity Fund B
Notes to Financial Statements
December 31, 1997 and 1996


NOTE A - The Fund

The Washington National Variable Annuity Fund B (the "Fund") is a segregated investment account of Washington National Insurance Company ("WNIC"). WNIC is a wholly-owned subsidiary of Washington National Corporation ("WNC"). The Fund is registered as a unit investment trust under the Investment Company Act of 1940. The Fund no longer accepts purchase payments.

In December 1997, WNC merged with Conseco Services, L.L.C. ("Conseco"), a wholly owned subsidary of Conseco, Inc. Under the terms of the merger, the separate corporate existence of WNC shall cease and Conseco shall continue as the surviving corporation. The merger is not expected to have any effect on the Fund.

NOTE B - Management Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE C - Investment

Investments in portfolio shares are valued using the net asset value of the fund at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The fund does not hold any investments which are restricted as to resale.

Net investment income and net realized gains (loses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on contract's pro rata share of the assets of the Fund as of the beginning of the valuation date.

Realized gains and losses on investment are determined on a specific cost basis. The aggregate cost of purchases of investment in 1997 and 1996 was $111,668 and $70,464 respectively. The aggregate proceeds from sales of investment in 1997 and 1996 were $111,244 and $64,960 respectively.

NOTE D - Deductions for Mortality and Expense Assurance

Deductions were made from the current value of the Fund and paid to WNIC representing .000028 per daily valuation period
(annual basis of 1.022%) of the current value of the Fund for mortality and expense assurance.

NOTE E - Federal Income Taxes

The operations of the Fund form a part of, and are taxed with, the operations of WNIC, which under the Internal
Revenue Code is taxed as a "life insurance company".  The
Fund will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the realized gains of the Fund.

The registrant hereby incorporates by reference the 1997
Annual Report of Fundamental Investors, file number 811-32, filed with the Commission on March 4, 1998.